Vessels, Net - Schedule of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Beginning balance	$ 115,774
Depreciation	(5,500)	$ (5,567)	$ (5,768)
Vessel impairment charge	2,282		3,998
Ending balance	107,992	115,774
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	138,060	138,060	147,789
Depreciation
Vessel impairment charge	(3,750)		(9,729)
Ending balance	134,310	138,060	138,060
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(22,286)	(16,719)	(17,288)
Depreciation	(5,500)	(5,567)	(5,768)
Vessel impairment charge	1,468		6,337
Ending balance	(26,318)	(22,286)	(16,719)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	115,774	121,341	130,501
Depreciation	(5,500)	(5,567)	(5,768)
Vessel impairment charge	(2,282)		(3,392)
Ending balance	$ 107,992	$ 115,774	$ 121,341